Related party transactions	12 Months Ended
Jun. 30, 2026
Related party transactions
Related party transactions
34	Related party transactions

Trusts and other entities controlled by six lineal descendants of Mr. Malcolm Glazer collectively own 3.03% of our issued and outstanding Class A ordinary shares and 71.06% of our issued and outstanding Class B ordinary shares, representing 67.91% of the voting power of our outstanding capital stock. INEOS Services Limited owns 28.83% of our issued and outstanding Class A ordinary shares and 28.96% of our issued and outstanding Class B ordinary shares, representing 28.95% of the voting power of our outstanding capital stock.

During the year ended 30 June 2026, the Group provided sponsorship services to INEOS Automotive Limited of £600,000, temporarily transferred the registration of two academy players to FC Lausanne-Sport for nil consideration and incurred recharged costs of £223,000 from Inovyn Chlorvinyls Ltd (INEOS), £170,000 from INEOS Acetyls UK Ltd and £379,000 from INEOS Sales UK Ltd (INEOS).

During the year ended 30 June 2025, the Group received services to the value of £4,700 for nil consideration from INEOS Automotive Limited. No amounts were outstanding with related parties at 30 June 2026 or 30 June 2025.